CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			180 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (6,122,542)	$ (5,066,133)	$ (7,268,976)	$ (63,059,296)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash capital contribution	0	0	0	85,179
Noncash conversion of accrued expenses into equity	0	0	0	131,250
Noncash income related to change in fair value of warrant liability	(371,591)	(472,463)	(609,239)	(9,022,980)
Noncash charge for change in warrant terms	0	0	115,869	115,869
Issuance of common stock and warrants for interest	0	0	0	2,003,386
Issuance of common stock for services	0	0	0	53,800
Stock-based compensation expense	724,693	766,004	750,366	12,830,646
Depreciation and amortization	293,629	258,023	143,274	1,393,934
Write-off of intangibles	64,210	321,137	1,588,087	1,973,434
Deferred rent	0	0	(8,060)	0
Amortization of convertible note discount	0	0	0	10,000,000
Amortization of deferred financing costs	0	0	0	1,227,869
Loss on settlement of warrant liabilities	1,724,546	0	0	1,724,546
Loss on extinguishment of debt	0	0	0	361,877
(Increase) decrease in operating assets:
Prepaid expenses and other current assets	(370,696)	(102,460)	(141,269)	(1,919,220)
Security deposit	0	7,187	(5,171)	(5,171)
Increase (decrease) in operating liabilities:
Accounts payable	42,806	34,989	2,105	637,320
Accrued expenses	112,319	(132,333)	41,572	542,541
Net cash used in operating activities	(3,902,626)	(4,386,049)	(5,391,442)	(40,925,016)
Cash flows from investing activities:
Patent costs	(527,761)	(446,035)	(684,399)	(6,752,473)
Purchase of equipment, furniture and fixtures	(1,281)	(4,461)	(2,026)	(185,947)
Net cash used in investing activities	(529,042)	(450,496)	(686,425)	(6,938,420)
Cash flows from financing activities:
Proceeds from grant	0	0	0	99,728
Proceeds (repayments) from line of credit	(12,026)	0	4,264	2,187,082
Proceeds from issuance of preferred stock and warrants, net	0	0	0	10,754,841
Redemption of convertible notes and warrants	0	0	0	(2,160,986)
Deferred financing costs	0	0	0	(651,781)
Proceeds from issuance of common stock and warrants, net and exercise of warrants and options	4,044,663	3,227,916	1,657,261	29,371,846
Net cash provided by financing activities	4,032,637	3,227,916	1,661,525	49,465,730
Net (decrease) increase in cash and cash equivalents	(399,031)	(1,608,629)	(4,416,342)	1,602,294
Cash and cash equivalents at beginning of period	2,001,325	3,609,954	8,026,296	0
Cash and cash equivalents at end of period	1,602,294	2,001,325	3,609,954	1,602,294
Bridge notes
Cash flows from financing activities:
Proceeds from issuance of notes	0	0	0	525,000
Convertible notes
Cash flows from financing activities:
Proceeds from issuance of notes	$ 0	$ 0	$ 0	$ 9,340,000